Accrued Expenses	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 6 — Accrued Expenses

Accrued Expenses consist of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)
Commission payable-Junket Agents	$10,621,081	$14,545,733
Management fee payable-related party (Note 11)	464,109	462,665
Management and Directors' compensation	258,637	720,131
Others	375,305	428,910

	$11,719,132	$16,157,439